UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

FORM N-Q

JUNE 30, 2013

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited)	June 30, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.4%
BorgWarner Inc.	1,836	$158,171	*
Delphi Automotive PLC	4,600	233,174
Goodyear Tire & Rubber Co.	3,906	59,723	*
Johnson Controls Inc.	10,828	387,534

Total Auto Components		838,602

Automobiles - 0.7%
Ford Motor Co.	62,341	964,415
General Motors Co.	12,200	406,382	*
Harley-Davidson Inc.	3,569	195,653

Total Automobiles		1,566,450

Distributors - 0.1%
Genuine Parts Co.	2,474	193,145

Diversified Consumer Services - 0.1%
H&R Block Inc.	4,332	120,213

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	7,197	246,785
Chipotle Mexican Grill Inc.	498	181,446	*
Darden Restaurants Inc.	2,072	104,595
International Game Technology	4,105	68,595
Marriott International Inc., Class A Shares	3,794	153,164
McDonald’s Corp.	16,099	1,593,801
Starbucks Corp.	12,054	789,416
Starwood Hotels & Resorts Worldwide Inc.	3,055	193,045
Wyndham Worldwide Corp.	2,120	121,328
Wynn Resorts Ltd.	1,254	160,512
Yum! Brands Inc.	7,156	496,197

Total Hotels, Restaurants & Leisure		4,108,884

Household Durables - 0.3%
D.R. Horton Inc.	4,176	88,865
Garmin Ltd.	1,758	63,569
Harman International Industries Inc.	1,075	58,265
Leggett & Platt Inc.	2,251	69,984
Lennar Corp., Class A Shares	2,503	90,208
Newell Rubbermaid Inc.	4,614	121,118
PulteGroup Inc.	5,080	96,368	*
Whirlpool Corp.	1,231	140,777

Total Household Durables		729,154

Internet & Catalog Retail - 1.2%
Amazon.com Inc.	5,869	1,629,763	*
Expedia Inc.	1,509	90,766
Netflix Inc.	886	187,026	*
Priceline.com Inc.	832	688,172	*
TripAdvisor Inc.	1,746	106,279	*

Total Internet & Catalog Retail		2,702,006

Leisure Equipment & Products - 0.1%
Hasbro Inc.	1,843	82,622
Mattel Inc.	5,513	249,794

Total Leisure Equipment & Products		332,416

Media - 3.6%
Cablevision Systems Corp., New York Group, Class A Shares	3,458	58,164
CBS Corp., Class B Shares	9,074	443,446
Comcast Corp., Class A Shares	41,774	1,749,495
DIRECTV	8,860	545,953	*
Discovery Communications Inc., Class A Shares	3,890	300,347	*
Gannett Co. Inc.	3,705	90,624

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Media - 3.6% (continued)
Interpublic Group of Cos. Inc.	6,878	$100,075
News Corp., Class A Shares	31,668	1,032,377
Omnicom Group Inc.	4,154	261,162
Scripps Networks Interactive, Class A Shares	1,353	90,326
Time Warner Cable Inc.	4,684	526,856
Time Warner Inc.	14,874	860,015
Viacom Inc., Class B Shares	7,157	487,034
Walt Disney Co.	28,444	1,796,239
Washington Post Co., Class B Shares	73	35,315

Total Media		8,377,428

Multiline Retail - 0.8%
Dollar General Corp.	4,802	242,165	*
Dollar Tree Inc.	3,610	183,532	*
Family Dollar Stores Inc.	1,526	95,085
J.C. Penney Co. Inc.	2,232	38,123	*
Kohl’s Corp.	3,261	164,713
Macy’s Inc.	6,093	292,464
Nordstrom Inc.	2,391	143,316
Target Corp.	10,486	722,066

Total Multiline Retail		1,881,464

Specialty Retail - 2.4%
Abercrombie & Fitch Co., Class A Shares	1,261	57,060
AutoNation Inc.	619	26,858	*
AutoZone Inc.	584	247,435	*
Bed Bath & Beyond Inc.	3,524	249,852	*
Best Buy Co. Inc.	4,231	115,633
CarMax Inc.	3,453	159,391	*
GameStop Corp., Class A Shares	2,073	87,128
Gap Inc.	4,639	193,586
Home Depot Inc.	23,297	1,804,819
L Brands Inc.	3,889	191,533
Lowe’s Cos. Inc.	17,062	697,836
O’Reilly Automotive Inc.	1,776	200,013	*
PetSmart Inc.	1,654	110,801
Ross Stores Inc.	3,556	230,464
Sherwin-Williams Co.	1,359	239,999
Staples Inc.	10,585	167,878
Tiffany & Co.	1,888	137,522
TJX Cos. Inc.	11,593	580,346
Urban Outfitters Inc.	1,773	71,310	*

Total Specialty Retail		5,569,464

Textiles, Apparel & Luxury Goods - 0.7%
Coach Inc.	4,534	258,846
Fossil Group Inc.	828	85,540	*
NIKE Inc., Class B Shares	11,679	743,719
PVH Corp.	1,276	159,564
Ralph Lauren Corp.	956	166,095
V.F. Corp.	1,395	269,319

Total Textiles, Apparel & Luxury Goods		1,683,083

TOTAL CONSUMER DISCRETIONARY		28,102,309

CONSUMER STAPLES - 10.4%
Beverages - 2.4%
Beam Inc.	2,505	158,090
Brown-Forman Corp., Class B Shares	2,396	161,850
Coca-Cola Co.	60,800	2,438,688
Coca-Cola Enterprises Inc.	4,079	143,417
Constellation Brands Inc., Class A Shares	2,462	128,319	*
Dr. Pepper Snapple Group Inc.	3,247	149,135
Molson Coors Brewing Co., Class B Shares	2,495	119,411
Monster Beverage Corp.	2,300	139,771	*
PepsiCo Inc.	24,730	2,022,667

Total Beverages		5,461,348

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	6,988	$772,663
CVS Caremark Corp.	19,355	1,106,719
Kroger Co.	8,004	276,458
Safeway Inc.	3,847	91,020
Sysco Corp.	9,515	325,032
Wal-Mart Stores Inc.	26,341	1,962,141
Walgreen Co.	13,600	601,120
Whole Foods Market Inc.	5,476	281,905

Total Food & Staples Retailing		5,417,058

Food Products - 1.6%
Archer-Daniels-Midland Co.	10,592	359,175
Campbell Soup Co.	2,836	127,024
ConAgra Foods Inc.	6,674	233,123
General Mills Inc.	10,359	502,722
Hershey Co.	2,379	212,397
Hormel Foods Corp.	2,142	82,638
J.M. Smucker Co.	1,717	177,109
Kellogg Co.	4,075	261,737
Kraft Foods Group Inc.	9,351	522,440
McCormick & Co. Inc., Non Voting Shares	2,102	147,897
Mead Johnson Nutrition Co., Class A Shares	3,161	250,446
Mondelez International Inc., Class A Shares	28,055	800,409
Tyson Foods Inc., Class A Shares	4,601	118,154

Total Food Products		3,795,271

Household Products - 2.1%
Clorox Co.	2,096	174,262
Colgate-Palmolive Co.	13,855	793,753
Kimberly-Clark Corp.	6,185	600,811
Procter & Gamble Co.	43,563	3,353,915

Total Household Products		4,922,741

Personal Products - 0.2%
Avon Products Inc.	6,665	140,165
Estee Lauder Cos. Inc., Class A Shares	3,778	248,479

Total Personal Products		388,644

Tobacco - 1.7%
Altria Group Inc.	32,133	1,124,334
Lorillard Inc.	6,101	266,492
Philip Morris International Inc.	25,736	2,229,252
Reynolds American Inc.	5,073	245,381

Total Tobacco		3,865,459

TOTAL CONSUMER STAPLES		23,850,521

ENERGY - 10.4%
Energy Equipment & Services - 1.8%
Baker Hughes Inc.	7,090	327,062
Cameron International Corp.	3,925	240,053	*
Diamond Offshore Drilling Inc.	1,118	76,907
Ensco PLC, Class A Shares	3,700	215,044
FMC Technologies Inc.	3,739	208,188	*
Halliburton Co.	14,839	619,083
Helmerich & Payne Inc.	1,689	105,478
Nabors Industries Ltd.	4,606	70,518
National-Oilwell Varco Inc.	6,767	466,246
Noble Corp.	4,040	151,823
Rowan Cos. PLC, Class A Shares	2,030	69,162	*
Schlumberger Ltd.	21,420	1,534,957

Total Energy Equipment & Services		4,084,521

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 8.6%
Anadarko Petroleum Corp.	7,920	$680,566
Apache Corp.	6,303	528,380
Cabot Oil & Gas Corp.	3,333	236,710
Chesapeake Energy Corp.	8,225	167,625
Chevron Corp.	31,105	3,680,966
ConocoPhillips	19,579	1,184,529
CONSOL Energy Inc.	3,628	98,319
Denbury Resources Inc.	5,861	101,513	*
Devon Energy Corp.	6,027	312,681
EOG Resources Inc.	4,309	567,409
Exxon Mobil Corp.	71,327	6,444,394
Hess Corp.	4,741	315,229
Kinder Morgan Inc.	9,857	376,045
Marathon Oil Corp.	11,170	386,259
Marathon Petroleum Corp.	4,984	354,163
Murphy Oil Corp.	2,900	176,581
Newfield Exploration Co.	2,113	50,480	*
Noble Energy Inc.	5,718	343,309
Occidental Petroleum Corp.	12,801	1,142,233
Peabody Energy Corp.	4,297	62,908
Phillips 66	9,648	568,364
Pioneer Natural Resources Co.	2,141	309,910
QEP Resources Inc.	2,836	78,784
Range Resources Corp.	2,616	202,269
Southwestern Energy Co.	5,519	201,609	*
Spectra Energy Corp.	10,768	371,065
Tesoro Corp.	2,145	112,226
Valero Energy Corp.	8,502	295,615
Williams Cos. Inc.	10,896	353,793
WPX Energy Inc.	3,111	58,922	*

Total Oil, Gas & Consumable Fuels		19,762,856

TOTAL ENERGY		23,847,377

FINANCIALS - 16.7%
Capital Markets - 2.1%
Ameriprise Financial Inc.	3,205	259,220
Bank of New York Mellon Corp.	18,590	521,450
BlackRock Inc.	1,921	493,409
Charles Schwab Corp.	18,054	383,287
E*TRADE Financial Corp.	4,752	60,160	*
Franklin Resources Inc.	2,140	291,083
Goldman Sachs Group Inc.	6,797	1,028,046
Invesco Ltd.	7,074	224,953
Legg Mason Inc.	1,739	53,926	(a)
Morgan Stanley	21,666	529,300
Northern Trust Corp.	3,582	207,398
State Street Corp.	7,398	482,424
T. Rowe Price Group Inc.	4,136	302,548

Total Capital Markets		4,837,204

Commercial Banks - 3.0%
BB&T Corp.	11,499	389,586
Comerica Inc.	3,064	122,039
Fifth Third Bancorp	14,085	254,234
Huntington Bancshares Inc.	13,823	108,925
KeyCorp	15,046	166,108
M&T Bank Corp.	2,025	226,294
PNC Financial Services Group Inc.	8,700	634,404
Regions Financial Corp.	23,146	220,582
SunTrust Banks Inc.	8,748	276,174

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Commercial Banks - 3.0% (continued)
U.S. Bancorp	30,209	$1,092,055
Wells Fargo & Co.	79,614	3,285,670
Zions Bancorporation	3,080	88,951

Total Commercial Banks		6,865,022

Consumer Finance - 1.0%
American Express Co.	15,392	1,150,706
Capital One Financial Corp.	9,547	599,647
Discover Financial Services	7,866	374,736
SLM Corp.	7,145	163,335

Total Consumer Finance		2,288,424

Diversified Financial Services - 4.0%
Bank of America Corp.	172,703	2,220,961
Citigroup Inc.	48,240	2,314,073
CME Group Inc.	5,110	388,258
IntercontinentalExchange Inc.	1,157	205,668	*
JPMorgan Chase & Co.	60,722	3,205,514
Leucadia National Corp.	4,650	121,923
McGraw Hill Financial Inc.	4,379	232,919
Moody’s Corp.	3,064	186,690
Nasdaq OMX Group Inc.	1,932	63,350
NYSE Euronext	3,892	161,129
Principal Financial Group Inc.	4,407	165,042

Total Diversified Financial Services		9,265,527

Insurance - 4.3%
ACE Ltd.	5,449	487,577
AFLAC Inc.	7,591	441,189
Allstate Corp.	7,604	365,904
American International Group Inc.	23,910	1,068,777	*
Aon PLC	5,028	323,552
Assurant Inc.	1,242	63,230
Berkshire Hathaway Inc., Class B Shares	29,248	3,273,436	*
Chubb Corp.	4,144	350,790
Cincinnati Financial Corp.	2,358	108,232
Genworth Financial Inc., Class A Shares	7,854	89,614	*
Hartford Financial Services Group Inc.	7,473	231,065
Lincoln National Corp.	4,393	160,213
Loews Corp.	4,917	218,315
Marsh & McLennan Cos. Inc.	8,891	354,929
MetLife Inc.	17,911	819,607
Progressive Corp.	8,940	227,255
Prudential Financial Inc.	7,604	555,320
Torchmark Corp.	1,512	98,492
Travelers Cos. Inc.	5,949	475,444
Unum Group	4,462	131,049
XL Group PLC	4,619	140,048

Total Insurance		9,984,038

Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	6,135	448,898
Apartment Investment and Management Co., Class A Shares	2,343	70,384
AvalonBay Communities Inc.	1,951	263,209
Boston Properties Inc.	2,327	245,429
Equity Residential	5,063	293,958
HCP Inc.	7,067	321,124
Health Care REIT Inc.	4,428	296,809
Host Hotels & Resorts Inc.	11,760	198,391
Kimco Realty Corp.	6,400	137,152
Macerich Co.	2,150	131,085
Plum Creek Timber Co. Inc.	2,628	122,649
Prologis Inc.	7,867	296,743
Public Storage Inc.	2,314	354,806
Simon Property Group Inc.	4,847	765,438

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 2.1% (continued)
Ventas Inc.	4,512	$313,404
Vornado Realty Trust	2,645	219,138
Weyerhaeuser Co.	8,876	252,877

Total Real Estate Investment Trusts (REITs)		4,731,494

Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	4,828	112,782	*

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp Inc.	7,811	71,549
People’s United Financial Inc.	5,595	83,365

Total Thrifts & Mortgage Finance		154,914

TOTAL FINANCIALS		38,239,405

HEALTH CARE - 12.6%
Biotechnology - 2.0%
Alexion Pharmaceuticals Inc.	3,107	286,590	*
Amgen Inc.	11,935	1,177,507
Biogen Idec Inc.	3,811	820,127	*
Celgene Corp.	6,640	776,282	*
Gilead Sciences Inc.	24,387	1,248,858	*
Regeneron Pharmaceuticals Inc.	1,188	267,158	*

Total Biotechnology		4,576,522

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	24,820	865,722
Baxter International Inc.	8,685	601,610
Becton, Dickinson & Co.	3,102	306,571
Boston Scientific Corp.	21,433	198,684	*
C.R. Bard Inc.	1,210	131,503
CareFusion Corp.	3,459	127,464	*
Covidien PLC	7,400	465,016
DENTSPLY International Inc.	2,310	94,618
Edwards Lifesciences Corp.	1,794	120,557	*
Hospira Inc.	2,611	100,027	*
Intuitive Surgical Inc.	642	325,224	*
Medtronic Inc.	16,305	839,218
St. Jude Medical Inc.	4,518	206,156
Stryker Corp.	4,593	297,075
Thermo Fisher Scientific Inc.	5,676	480,360
Varian Medical Systems Inc.	1,731	116,756	*
Zimmer Holdings Inc.	2,671	200,165

Total Health Care Equipment & Supplies		5,476,726

Health Care Providers & Services - 2.0%
Aetna Inc.	6,100	387,594
AmerisourceBergen Corp.	3,689	205,957
Cardinal Health Inc.	5,454	257,429
CIGNA Corp.	4,698	340,558
DaVita HealthCare Partners Inc.	1,345	162,476	*
Express Scripts Holding Co.	13,152	811,347	*
Humana Inc.	2,566	216,519
Laboratory Corporation of America Holdings	1,509	151,051	*
McKesson Corp.	3,613	413,688
Patterson Cos. Inc.	1,335	50,196
Quest Diagnostics Inc.	2,545	154,303
Tenet Healthcare Corp.	1,636	75,420	*
UnitedHealth Group Inc.	16,347	1,070,401
WellPoint Inc.	4,859	397,661

Total Health Care Providers & Services		4,694,600

Health Care Technology - 0.1%
Cerner Corp.	2,331	223,986	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 0.3%
Agilent Technologies Inc.	5,780	$247,153
Life Technologies Corp.	2,817	208,486	*
PerkinElmer Inc.	1,786	58,045
Waters Corp.	1,365	136,568	*

Total Life Sciences Tools & Services		650,252

Pharmaceuticals - 5.8%
AbbVie Inc.	24,743	1,022,875
Actavis Inc.	1,990	251,178	*
Allergan Inc.	4,711	396,855
Bristol-Myers Squibb Co.	26,067	1,164,934
Eli Lilly & Co.	15,632	767,844
Forest Laboratories Inc.	3,695	151,495	*
Johnson & Johnson	44,831	3,849,190
Merck & Co. Inc.	48,179	2,237,914
Mylan Inc.	6,063	188,135	*
Perrigo Co.	1,429	172,909
Pfizer Inc.	106,717	2,989,143
Zoetis Inc.	7,500	231,675

Total Pharmaceuticals		13,424,147

TOTAL HEALTH CARE		29,046,233

INDUSTRIALS - 10.1%
Aerospace & Defense - 1.9%
Boeing Co.	10,908	1,117,415
General Dynamics Corp.	5,353	419,300
Honeywell International Inc.	12,579	998,018
L-3 Communications Holdings Inc.	1,455	124,752
Lockheed Martin Corp.	4,282	464,426
Northrop Grumman Corp.	3,808	315,302
Precision Castparts Corp.	2,364	534,288
Raytheon Co.	5,259	347,725
Rockwell Collins Inc.	2,175	137,917

Total Aerospace & Defense		4,459,143

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide Inc.	2,580	145,280
Expeditors International of Washington Inc.	3,282	124,749
FedEx Corp.	4,599	453,369
Ryder System Inc.	832	50,577
United Parcel Service Inc., Class B Shares	11,448	990,023

Total Air Freight & Logistics		1,763,998

Airlines - 0.1%
Southwest Airlines Co.	11,702	150,839

Building Products - 0.0%
Masco Corp.	5,496	107,117

Commercial Services & Supplies - 0.4%
ADT Corp.	3,447	137,363
Avery Dennison Corp.	1,575	67,347
Cintas Corp.	1,692	77,054
Iron Mountain Inc.	2,653	70,596
Pitney Bowes Inc.	3,198	46,947
Republic Services Inc.	4,764	161,690
Stericycle Inc.	1,390	153,498	*
Waste Management Inc.	7,055	284,528

Total Commercial Services & Supplies		999,023

Construction & Engineering - 0.2%
Fluor Corp.	2,575	152,723
Jacobs Engineering Group Inc.	2,100	115,773	*
Quanta Services Inc.	3,390	89,700	*

Total Construction & Engineering		358,196

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Electrical Equipment - 0.7%
Eaton Corp. PLC	7,620	$501,472
Emerson Electric Co.	11,358	619,465
Rockwell Automation Inc.	2,204	183,241
Roper Industries Inc.	1,591	197,634

Total Electrical Equipment		1,501,812

Industrial Conglomerates - 2.8%
3M Co.	10,148	1,109,684
General Electric Co.	164,345	3,811,160
Textron Inc.	4,419	115,115
Tyco International Ltd.	7,349	242,150
United Technologies Corp.	13,595	1,263,519

Total Industrial Conglomerates		6,541,628

Machinery - 2.0%
Caterpillar Inc.	10,644	878,024
Cummins Inc.	2,813	305,098
Danaher Corp.	9,326	590,336
Deere & Co.	6,199	503,669
Dover Corp.	2,724	211,546
Flowserve Corp.	2,289	123,629
Illinois Tool Works Inc.	6,662	460,810
Ingersoll-Rand PLC	4,435	246,231
Joy Global Inc.	1,728	83,860
PACCAR Inc.	5,625	301,837
Pall Corp.	1,793	119,109
Parker Hannifin Corp.	2,395	228,483
Pentair Ltd., Registered Shares	3,238	186,800
Snap-on Inc.	933	83,392
Stanley Black & Decker Inc.	2,580	199,434
Xylem Inc.	2,964	79,850

Total Machinery		4,602,108

Professional Services - 0.1%
Dun & Bradstreet Corp.	645	62,855
Equifax Inc.	1,940	114,324
Robert Half International Inc.	2,224	73,904

Total Professional Services		251,083

Road & Rail - 0.9%
CSX Corp.	16,317	378,391
Kansas City Southern	1,768	187,337
Norfolk Southern Corp.	5,030	365,430
Union Pacific Corp.	7,533	1,162,191

Total Road & Rail		2,093,349

Trading Companies & Distributors - 0.2%
Fastenal Co.	4,295	196,926
W. W. Grainger Inc.	972	245,119

Total Trading Companies & Distributors		442,045

TOTAL INDUSTRIALS		23,270,341

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 1.9%
Cisco Systems Inc.	86,740	2,108,649
F5 Networks Inc.	1,255	86,344	*
Harris Corp.	1,746	85,991
JDS Uniphase Corp.	3,824	54,989	*
Juniper Networks Inc.	8,333	160,910	*
Motorola Solutions Inc.	4,357	251,530
QUALCOMM Inc.	27,871	1,702,361

Total Communications Equipment		4,450,774

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Computers & Peripherals - 3.8%
Apple Inc.	15,163	$6,005,761
Dell Inc.	23,979	320,120
EMC Corp.	34,273	809,528
Hewlett-Packard Co.	30,732	762,154
NetApp Inc.	5,807	219,388	*
SanDisk Corp.	3,848	235,113	*
Seagate Technology PLC	5,049	226,347
Western Digital Corp.	3,373	209,429

Total Computers & Peripherals		8,787,840

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A Shares	2,531	197,266
Corning Inc.	23,177	329,809
FLIR Systems Inc.	2,267	61,141
Jabil Circuit Inc.	3,070	62,567
Molex Inc.	2,215	64,988
TE Connectivity Ltd.	6,600	300,564

Total Electronic Equipment, Instruments & Components		1,016,335

Internet Software & Services - 2.3%
Akamai Technologies Inc.	2,823	120,119	*
eBay Inc.	18,603	962,147	*
Google Inc., Class A Shares	4,327	3,809,361	*
VeriSign Inc.	2,405	107,407	*
Yahoo! Inc.	15,088	378,860	*

Total Internet Software & Services		5,377,894

IT Services - 3.6%
Accenture PLC, Class A Shares	10,356	745,218
Automatic Data Processing Inc.	7,857	541,033
Cognizant Technology Solutions Corp., Class A Shares	4,880	305,537	*
Computer Sciences Corp.	2,397	104,917
Fidelity National Information Services Inc.	4,679	200,448
Fiserv Inc.	2,130	186,183	*
International Business Machines Corp.	16,698	3,191,155
MasterCard Inc., Class A Shares	1,674	961,713
Paychex Inc.	5,221	190,671
SAIC Inc.	4,542	63,270
Teradata Corp.	2,528	126,981	*
Total System Services Inc.	2,594	63,501
Visa Inc., Class A Shares	8,118	1,483,564
Western Union Co.	8,943	153,015

Total IT Services		8,317,206

Office Electronics - 0.1%
Xerox Corp.	19,660	178,316

Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices Inc.	9,466	38,621	*
Altera Corp.	5,133	169,338
Analog Devices Inc.	4,901	220,839
Applied Materials Inc.	18,907	281,903
Broadcom Corp., Class A Shares	8,428	284,529
First Solar Inc.	994	44,462	*
Intel Corp.	78,833	1,909,335
KLA-Tencor Corp.	2,633	146,737
Lam Research Corp.	2,537	112,491	*
Linear Technology Corp.	3,731	137,450
LSI Corp.	8,730	62,332	*
Microchip Technology Inc.	3,148	117,263
Micron Technology Inc.	16,361	234,453	*
NVIDIA Corp.	9,218	129,329
Teradyne Inc.	3,032	53,272	*
Texas Instruments Inc.	17,630	614,758
Xilinx Inc.	4,195	166,164

Total Semiconductors & Semiconductor Equipment		4,723,276

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Software - 3.5%
Adobe Systems Inc.	8,069	$367,624	*
Autodesk Inc.	3,587	121,743	*
BMC Software Inc.	2,146	96,870	*
CA Inc.	5,318	152,254
Citrix Systems Inc.	3,069	185,153	*
Electronic Arts Inc.	4,838	111,129	*
Intuit Inc.	4,529	276,405
Microsoft Corp.	119,291	4,119,118
Oracle Corp.	58,678	1,802,588
Red Hat Inc.	3,089	147,716	*
Salesforce.com Inc.	8,684	331,555	*
Symantec Corp.	11,261	253,035

Total Software		7,965,190

TOTAL INFORMATION TECHNOLOGY		40,816,831

MATERIALS - 3.2%
Chemicals - 2.3%
Air Products & Chemicals Inc.	3,348	306,576
Airgas Inc.	1,071	102,238
CF Industries Holdings Inc.	945	162,068
Dow Chemical Co.	19,300	620,881
E.I. du Pont de Nemours & Co.	14,841	779,152
Eastman Chemical Co.	2,476	173,345
Ecolab Inc.	4,284	364,954
FMC Corp.	2,180	133,111
International Flavors & Fragrances Inc.	1,294	97,257
LyondellBasell Industries NV, Class A Shares	6,100	404,186
Monsanto Co.	8,550	844,740
Mosaic Co.	4,426	238,163
PPG Industries Inc.	2,278	333,522
Praxair Inc.	4,719	543,440
Sigma-Aldrich Corp.	1,953	156,943

Total Chemicals		5,260,576

Construction Materials - 0.1%
Vulcan Materials Co.	2,056	99,531

Containers & Packaging - 0.2%
Ball Corp.	2,405	99,904
Bemis Co. Inc.	1,652	64,659
MeadWestvaco Corp.	2,862	97,623
Owens-Illinois Inc.	2,634	73,199	*
Sealed Air Corp.	3,109	74,460

Total Containers & Packaging		409,845

Metals & Mining - 0.5%
Alcoa Inc.	17,325	135,481
Allegheny Technologies Inc.	1,721	45,280
Cliffs Natural Resources Inc.	2,386	38,772
Freeport-McMoRan Copper & Gold Inc.	16,151	445,929
Newmont Mining Corp.	7,601	227,650
Nucor Corp.	5,111	221,409
United States Steel Corp.	2,321	40,687

Total Metals & Mining		1,155,208

Paper & Forest Products - 0.1%
International Paper Co.	7,059	312,784

TOTAL MATERIALS		7,237,944

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.5%
AT&T Inc.	85,943	$3,042,382
CenturyLink Inc.	9,645	340,951
Frontier Communications Corp.	15,896	64,379
Verizon Communications Inc.	45,881	2,309,649
Windstream Corp.	9,498	73,230

Total Diversified Telecommunication Services		5,830,591

Wireless Telecommunication Services - 0.3%
Crown Castle International Corp.	4,679	338,713	*
Sprint Communications Inc.	49,969	350,782	*

Total Wireless Telecommunication Services		689,495

TOTAL TELECOMMUNICATION SERVICES		6,520,086

UTILITIES - 3.4%
Electric Utilities - 1.8%
American Electric Power Co. Inc.	7,687	344,224
Duke Energy Corp.	11,288	761,940
Edison International	5,171	249,035
Entergy Corp.	2,841	197,961
Exelon Corp.	13,673	422,222
FirstEnergy Corp.	6,690	249,805
NextEra Energy Inc.	6,750	549,990
Northeast Utilities	4,948	207,915
Pepco Holdings Inc.	3,981	80,257
Pinnacle West Capital Corp.	1,733	96,130
PPL Corp.	9,536	288,559
Southern Co.	13,915	614,069

Total Electric Utilities		4,062,107

Gas Utilities - 0.2%
AGL Resources Inc.	1,863	79,848
EQT Corp.	2,372	188,266
ONEOK Inc.	3,241	133,886

Total Gas Utilities		402,000

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	9,945	119,240
NRG Energy Inc.	5,104	136,277

Total Independent Power Producers & Energy Traders		255,517

Multi-Utilities - 1.3%
Ameren Corp.	3,855	132,766
CenterPoint Energy Inc.	6,842	160,719
CMS Energy Corp.	4,212	114,440
Consolidated Edison Inc.	4,676	272,658
Dominion Resources Inc.	9,215	523,596
DTE Energy Co.	2,762	185,082
Integrys Energy Group Inc.	1,253	73,338
NiSource Inc.	4,928	141,138
PG&E Corp.	7,076	323,585
Public Service Enterprise Group Inc.	8,002	261,345
SCANA Corp.	2,235	109,738
Sempra Energy	3,590	293,518
TECO Energy Inc.	3,256	55,971
Wisconsin Energy Corp.	3,628	148,712
Xcel Energy Inc.	7,914	224,283

Total Multi-Utilities		3,020,889

TOTAL UTILITIES		7,740,513

TOTAL COMMON STOCKS (Cost - $152,204,573)		228,671,560

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
INVESTMENT IN UNDERLYING FUNDS - 0.4%
SPDR S&P 500 ETF Trust(Cost - $962,855)	5,852	$936,379

TOTAL INVESTMENTS - 100.0% (Cost - $153,167,428#)		229,607,939
Other Assets in Excess of Liabilities - 0.0%		75,698

TOTAL NET ASSETS - 100.0%		$229,683,637

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (see Note 4).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ETF	— Exchange Traded Fund
REIT	— Real Estate Investment Trust
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$228,671,560	—	—	$228,671,560
Investment in underlying funds†	936,379	—	—	936,379

Total investments	$229,607,939	—	—	$229,607,939

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$92,427,312
Gross unrealized depreciation	(15,986,801)

Net unrealized appreciation	$76,440,511

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2013, the Fund did not invest in any derivative instruments.

Notes to Schedule of Investments (unaudited) (continued)

4. Transactions with affiliated companies

The Fund invests in securities that are components of the S&P 500 Index. Legg Mason Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Legg Mason Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Legg Mason for the period ended June 30, 2013:

	Affiliate						Affiliate
	Value	Purchased		Sold		Dividend	Value	Realized
Company	at 09/30/12	Cost	Shares/Par	Cost	Shares/Par	Income	at 6/30/13	Loss
Legg Mason Inc.	$55,333	—	—	$63,147	503	$933	$53,926	$(48,940)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: August 23, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: August 23, 2013